THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value

Australia — 4.2%

AGL Energy	1,500	$16,487

Aristocrat Leisure	1,210	19,843

BHP Group	1,350	28,218

Coles Group	3,700	37,185

CSL	260	51,556

Goodman Group ‡	1,320	11,311

Harvey Norman Holdings	5,199	9,382

Macquarie Group	222	14,617

Rio Tinto	729	41,235

		229,834

Austria — 0.5%

OMV	330	10,893

Raiffeisen Bank International	1,100	19,047

		29,940

Belgium — 1.4%

Solvay	150	11,759

Telenet Group Holding	1,198	49,951

UCB	186	17,074

		78,784

Brazil — 0.1%

Petroleo Brasileiro ADR	880	6,081

Canada — 2.9%

Alimentation Couche-Tard, Cl B	1,010	28,182

Manulife Financial	2,347	29,558

Open Text	2,480	93,716

Quebecor, Cl B	500	10,888

		162,344

China — 1.4%

NetEase ADR	220	75,891

Denmark — 0.7%

Genmab *	150	36,133

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Finland — 2.3%

Neste	2,327	$82,470

UPM-Kymmene	1,716	47,418

		129,888

France — 8.0%

Arkema	420	34,809

BNP Paribas	1,080	34,163

Danone	340	23,546

Dassault Aviation	20	16,439

Edenred	234	9,434

Eiffage	210	17,006

Kering	85	43,328

Klepierre ‡	1,845	37,293

L’Oreal *	80	23,368

Peugeot	1,890	27,083

Safran	682	63,268

Sanofi	140	13,723

STMicroelectronics	1,500	38,987

Thales	486	36,815

TOTAL	598	21,537

		440,799

Germany — 5.8%

adidas	184	42,077

Allianz	324	59,909

Aroundtown	1,490	8,042

Bayer	340	22,366

Covestro	254	8,530

Deutsche Post	1,500	44,617

Evonik Industries	600	14,755

Hannover Rueck	499	79,521

Hella GmbH & KGaA	419	15,502

Siemens	280	25,932

		321,251

Hong Kong — 3.1%

BOC Hong Kong Holdings	4,500	13,825

China Resources Cement Holdings	22,000	29,782

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)

China Unicom Hong Kong	16,000	$10,311

CK Asset Holdings	3,000	18,893

CK Hutchison Holdings	1,500	11,113

Hang Seng Bank	2,600	45,499

Power Assets Holdings	2,000	13,217

Weichai Power	8,000	13,966

WH Group	12,500	12,054

		168,660

Israel — 0.8%

Bank Leumi Le-Israel	5,668	30,762

Israel Discount Bank, Cl A	4,890	15,981

		46,743

Italy — 1.0%

Enel	5,850	40,026

Fiat Chrysler Automobiles	1,803	15,715

		55,741

Japan — 26.0%

Advantest	700	33,663

Asahi Group Holdings	1,700	58,778

Astellas Pharma	8,500	140,555

Bandai Namco Holdings	800	40,229

Brother Industries	1,100	18,729

Central Japan Railway	400	62,908

Daito Trust Construction	200	19,095

Daiwa House Industry	1,100	28,078

FUJIFILM Holdings	500	23,728

Hitachi	300	8,962

Honda Motor	1,000	24,095

Hoya	1,400	127,789

ITOCHU	6,500	127,618

KDDI	1,300	36,870

Marubeni	10,700	51,679

McDonald’s Holdings Japan	400	19,618

Nexon	1,400	22,654

Nintendo	200	82,644

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — (continued)

Nippon Telegraph & Telephone	600	$13,607

Nomura Real Estate Holdings ‡	900	14,749

Oji Holdings	2,600	13,202

Olympus	1,200	19,168

ORIX	2,900	34,448

Shin-Etsu Chemical	300	33,300

Shinsei Bank	3,100	37,355

Shionogi	1,800	98,954

Sony	2,800	180,578

Suntory Beverage & Food	700	26,322

Toho	500	16,381

Tokyo Electron	100	21,141

		1,436,897

Luxembourg — 0.2%

Ternium ADR	1,004	13,644

Netherlands — 3.4%

Koninklijke Ahold Delhaize	3,455	84,139

Wolters Kluwer	1,373	101,448

		185,587

Norway — 0.7%

Yara International	1,090	37,190

Singapore — 3.1%

DBS Group Holdings	4,300	60,557

Genting Singapore	12,400	6,868

Singapore Exchange	7,200	49,221

United Overseas Bank	2,000	28,748

Wilmar International	8,000	20,213

Yangzijiang Shipbuilding Holdings	11,000	7,687

		173,294

South Africa — 0.5%

Standard Bank Group	4,940	26,701

Spain — 1.7%

Aena *	266	33,645

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Spain — (continued)

Red Electrica	3,045	$53,454

Telefonica	1,718	7,850

		94,949

Sweden — 5.4%

Atlas Copco, Cl A	2,551	87,943

Essity, Cl B	1,730	56,357

Investor, Cl B	1,300	65,283

Lundin Energy	410	10,729

Sandvik	5,027	77,958

		298,270

Switzerland — 8.3%

Nestle	1,117	117,681

Novartis	980	83,423

Partners Group Holding	29	22,803

Roche Holding	642	223,566

Swiss Life Holding	30	10,624

		458,097

Thailand — 0.2%

Advanced Info Service NVDR	1,900	11,596

United Kingdom — 14.2%

3i Group	8,205	80,983

Aviva	25,123	76,457

BAE Systems	3,302	21,057

Barclays	18,600	24,760

Burberry Group	1,432	25,021

Coca-Cola European Partners	660	26,163

Diageo	453	15,691

Evraz	7,301	24,469

GlaxoSmithKline	1,879	39,160

ITV	12,500	11,998

JD Sports Fashion	1,530	10,203

Next	500	29,741

RELX	4,358	98,509

Royal Dutch Shell, Cl B	3,927	63,528

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — (continued)

Smith & Nephew	2,493	$48,888

Taylor Wimpey	14,413	26,669

Tesco	23,203	68,703

Unilever	1,857	95,587

		787,587

United States — 2.8%

Check Point Software Technologies *	362	38,278

Cosan, Cl A *	1,380	18,409

ICON *	66	10,591

NXP Semiconductors	881	87,721

		154,999

TOTAL COMMON STOCK (Cost $5,723,026)		5,460,900

EXCHANGE TRADED FUND — 0.5%
iShares MSCI EAFE ETF (Cost $29,270)	486	27,493

TOTAL INVESTMENTS — 99.2% (Cost $5,752,296)		$5,488,393

Percentages are based on total Net Assets of $5,529,970.

‡	Real Estate Investment Trust
*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depository Receipt

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2020 (UNAUDITED)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$229,834	$—	$229,834
Austria	—	29,940	—	29,940
Belgium	—	78,784	—	78,784
Brazil	6,081	—	—	6,081
Canada	162,344	—	—	162,344
China	75,891	—	—	75,891
Denmark	—	36,133	—	36,133
Finland	—	129,888	—	129,888
France	—	440,799	—	440,799
Germany	—	321,251	—	321,251
Hong Kong	—	168,660	—	168,660
Israel	—	46,743	—	46,743
Italy	—	55,741	—	55,741
Japan	—	1,436,897	—	1,436,897
Luxembourg	13,644	—	—	13,644
Netherlands	—	185,587	—	185,587
Norway	—	37,190	—	37,190
Singapore	—	173,294	—	173,294
South Africa	—	26,701	—	26,701
Spain	—	94,949	—	94,949
Sweden	—	298,270	—	298,270
Switzerland	—	458,097	—	458,097
Thailand	—	11,596	—	11,596
United Kingdom	26,163	761,424	—	787,587
United States	154,999	—	—	154,999

Total Common Stock	439,122	5,021,778	—	5,460,900
Exchange Traded Fund	27,493	—	—	27,493

Total Investments in Securities	$466,615	$5,021,778	$—	$5,488,393

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of April 30, 2020, securities with a total value $5,021,778 were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0800